Noncontrolling Interest - Reconciliation of Beginning and Ending Balances of Non-Controlling Interest (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012
Noncontrolling Interest [Line Items]
Beginning Balance	$ 233
Fair value of noncontrolling interest on the Transaction Date			233
Net income (loss) attributable to noncontrolling interest	12		(1)
Effect of exchange rate changes	(28)		1
Ending Balance	$ 217		$ 233